Subsequent events	6 Months Ended
Jun. 30, 2023
Subsequent events
Subsequent events

26.Subsequent events

The Group evaluated its subsequent events through September 29, 2023, the date on which these financial statements were issued. Expect for the below transaction, there is no material events or transactions needing recognition or disclosure found.

On July 17, 2023, the Company offered to certain investors (i) an aggregate of 11,428,565 American Depositary Shares, or ADSs, of Fangdd Network Group Ltd., each representing 375 Class A ordinary shares, par value US$0.0000001 per share, at a price of US$0.70 per ADS, (ii) certain regular warrants, or the Regular Warrants, to purchase up to an aggregate of 11,428,565 ADSs, and (iii) certain reset warrants, or the Reset Warrants, that permit cashless exercise of up to an aggregate of 28,571,413 ADSs. The Regular Warrants and the Reset Warrants are collectively referred to as Warrants in the prospectus supplement announced. Such securities are being issued pursuant to the prospectus supplement, the accompanying base prospectus, and that certain securities purchase agreement, dated July 17, 2023, by and between us and the investors. This prospectus supplement also covers the Class A ordinary shares represented by the ADSs issuable from time to time upon exercise of the Warrants.

Warrants are offered together with the ADSs to each investor. Each Regular Warrant will be immediately exercisable upon issuance and remain exercisable within five years for ADSs at an exercise price of US$0.77, which is subject to downward adjustment pursuant to the terms thereof following the 45th trading day after the date of this prospectus supplement, or the Measurement Date (such 45 trading day period is referred to as the Measurement Period). Each Reset Warrant permits cashless exercise on the end of the 45-day Measurement Period into a number of ADSs equal to the difference between (i) the quotient obtained by dividing (a) an investor’s subscription amount by (b) the greater of (A) the average of the five lowest volume-weighted average prices, or VWAPs, of the ADSs during the Measurement Period and (B) $0.20, and (ii) the number of ADSs issued to such investor at the closing and if applicable, on the 15th and 30th trading days during the Measurement Period. The Reset Warrants may also be exercisable at an exercise price of US$0.77 within six months after issuance.

On July 21, 2023, the Company entered into a share subscription agreement (the “Subscription Agreement”) with ZX INTERNATIONAL LTD (the “Subscriber”), a British Virgin Islands company controlled by Mr. Xi Zeng, the chairman of the board of directors (the “Board”) and the chief executive officer of the Company. Pursuant to the Subscription Agreement, the Company issued 1,371,427 newly created Class C ordinary shares of par value US$0.0000001 each (the “Class C Ordinary Shares”) to the Subscriber, at a per share price of US$0.0022. Each American depositary share (the “ADS”) represents 375 Class A ordinary shares, par value US$0.0000001 each, of the Company. The Class C Ordinary Shares have the same rights, privileges and restrictions approved by the Board on November 29, 2022. The Company issued the additional Class C Ordinary Shares to the Subscriber for the purpose of maintaining a stable corporate structure following the closing of the Company’s US$8.0 million registered direct offering that was announced on July 17, 2023.

On July 24, 2023, the Company changed the ratio of the American depositary shares (“ADSs”) representing its Class A ordinary shares from one (1) ADS representing three hundred and seventy-five (375) Class A ordinary share to one (1) ADS representing five thousand six hundred and twenty-five (5,625) Class A ordinary shares. For the ADS holders, the change in the ADS ratio will have the same effect as a one-for-fifteen reverse ADS split. There will be no change to the Company’s Class A ordinary shares. The effect of the ratio change on the ADS trading price on Nasdaq take place at the open of trading on August 4, 2023 (U.S. Eastern Time).